                               INVESTMENT ADVISER
                                Value Line, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                   DISTRIBUTOR
                           Value Line Securities, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                 CUSTODIAN BANK
                      State Street Bank and Trust Company
                      225 Franklin Street, Boston, MA 02110

                           SHAREHOLDER SERVICING AGENT
                  State Street Bank and Trust Company c/o NFDS
                   P.O. Box 419729, Kansas City, MO 64141-6729

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                 1177 Avenue of the Americas, New York, NY 10036

                                  LEGAL COUNSEL
                            Peter D. Lowenstein, Esq.
                         Two Greenwich Plaza, Suite 100
                               Greenwich, CT 06830

                               BOARD OF DIRECTORS
                 Jean Bernhard Buttner    Francis C. Oakley
                     Marion N. Ruth      Frances T. Newton

                                    OFFICERS
                              Jean Bernhard Buttner
                             CHAIRMAN AND PRESIDENT

                                  Stephen Grant
                                 VICE PRESIDENT

                                David T. Henigson
                       VICE PRESIDENT, SECRETARY/TREASURER

                    Jack M. Houston        Stephen La Rosa
                      ASSISTANT               ASSISTANT
                  SECRETARY/TREASURER     SECRETARY/TREASURER


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This report is issued for the information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                        VLF50696



                        --------------------------------
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1995
                        --------------------------------


                                   VALUE LINE
                                      ASSET
                                   ALLOCATION
                                   FUND, INC.



                                     [LOGO]

                                   VALUE LINE
                                  MUTUAL FUNDS

[LOGO]                      TO OUR VALUE LINE ASSET ALLOCATION FUND SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The six-month period ended September 30, 1995, was an outstanding one for the shareholders of the Value Line Asset Allocation Fund, Inc. (the "Fund"). Total return for the Fund in the period was 19.34%. This compared with total returns for the unmanaged Standard & Poor's 500 Index, including reinvested dividends, of 18.25% and of 8.53% for the unmanaged Lehman Government/Corporate Bond Index.

Your Fund's return was achieved despite holding a significant portion of the portfolio in cash and cash equivalents, ranging from 15% to 35% of total assets. Value Line's proprietary computer models dictate asset allocation on the basis of a number of economic and financial variables. Stockholdings reached a high of about 75% of assets in April, May, and June. The rapid advance in share prices, combined with a leveling off in interest rates, caused us to bring down the stock portion in July/August to about 60%, where the allocation has since remained. This represents essentially a neutral outlook on the stock market. The portfolio's bondholdings this year have remained in the 5% to 10% range, as the Value Line model has taken a neutral to negative stance on bonds.

The Fund holds a well diversified portfolio of about 180 stocks of U.S. companies of all sizes and across many different industries. The renowned Value Line Timeliness-Trademark- Ranking System, celebrating its 30th anniversary, is a key tool in the Fund's stock selection. Turnover (the replacement of one stock with another) is relatively high, as we seek to hold only stocks with strong earnings momentum and favorable price momentum. We quickly delete holdings that no longer meet our criteria.

We look for continued moderate growth in the U.S. economy in 1996. Details of our forecast are on the next page.

Since its inception on August 24, 1993, your Fund has posted a total return of 41.04%, versus 34.68% for the S&P 500 and 10.51% for the Lehman Govern-ment/Corporate Bond Index. We are especially pleased that the portfolio's returns surpassed market indexes even while risk was reduced through significant holdings of cash. Following this year's sharp climb in stock prices, the emphasis on risk reduction through asset allocation is more important than ever. Our approach allows investors to remain involved in the stock market while leaving decisions-about specific holdings as well as allocation of the assets-to Value Line's professional investment managers.

We thank you for your confidence in the Value Line Asset Allocation Fund, Inc. We look forward to serving your investment needs in the future.


                                        Sincerely,

                                   /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        CHAIRMAN AND PRESIDENT


October 16, 1995


--------------------------------------------------------------------------------
THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX REPRESENTATIVE OF THE LARGER CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.
THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED INDEX REPRESENTATIVE OF THE INVESTMENT-GRADE DOMESTIC CORPORATE AND GOVERNMENT BOND MARKETS.

--------------------------------------------------------------------------------

                              ECONOMIC OBSERVATIONS

Most signs now point to a slowdown in the rate of economic growth over the next several months. Several key industrial indicators (e.g., the level of factory usage) are now trending lower, and this is causing manufacturers to become more cautious in their outlook. At the same time, consumers, burdened with a heavy debt load, are becoming more selective in their purchasing plans. Not surprisingly, retailers are not stocking their shelves the way they did earlier in the business expansion. Taken together, these developments suggest that the economy, which grew by better than 4% in the third quarter, will expand by little more than half that rate in the final three months of 1995 and the opening quarter of 1996.

Moreover, we think the economy will retain this calm, orderly growth character throughout 1996. Perhaps the most distinguishing characteristic of the five-year-old business expansion has been the notable lack of excess on the growth side. Thus, while the automobile industry, the housing sector, and the key industrial markets have all participated in the advance, none has veered out of control. As a result, potentially inflationary labor and raw-materials shortages have not developed. Hence, the Federal Reserve, which has had to respond to higher prices in the past by clamping down hard on the monetary brakes, has been able to be more gentle this time around.

On balance, we think little will change over the next several quarters. Specifically, we would look for growth and inflation to hold within a comforting 2%-3% band. We also see interest rates remaining near current levels, with a further slight decline being perhaps more likely than an increase. Finally, we expect corporate profits to edge higher, on balance, over the next 12 to 15 months. Altogether, this scenario should not presage troubling times for equity-market participants in the months ahead, nor should it lull investors into thinking future gains will come easily.

--------------------------------------------------------------------------------

* PERFORMANCE DATA:

                                                      GROWTH OF AN
                                       AVERAGE          ASSUMED
                                        ANNUAL         INVESTMENT
                                     TOTAL RETURN       OF $10,000
                                    --------------   ---------------

1 year ended 9/30/95                    29.42%         $    12,942

From 8/24/93
   (commencement of
   operations) to 9/30/95               17.79%         $    14,104


* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                            SEPTEMBER 30,1995
--------------------------------------------------------------------------------

 Shares                                               Value
--------------------------------------------------------------------
COMMON STOCKS  (62.5%)
        ADVERTISING (1.4%)
 3,900  *Heritage Media Corp. Class "A"            $  117,487
 5,700   Omnicom Group, Inc. . . . . . . . . . . .    371,213
20,000   WPP Group PLC (ADR) . . . . . . . . . . .     96,250
                                                   -----------
                                                      584,950
        AEROSPACE/DEFENSE (2.2%)
 5,000   Logicon, Inc. . . . . . . . . . . . . . .    135,000
 3,300   McDonnell Douglas Corp. . . . . . . . . .    273,075
 2,600   Northrop Grumman Corp.. . . . . . . . . .    158,275
 6,000  *Rohr, Inc.. . . . . . . . . . . . . . . .     97,500
 4,000  *Whitehall Corp. . . . . . . . . . . . . .    149,000
 8,000  *Wyman-Gordon Co.. . . . . . . . . . . . .    110,500
                                                   -----------
                                                      923,350
        APPAREL (0.8%)
 3,000  *Donnkenny, Inc. . . . . . . . . . . . . .     84,375
 3,200  *Tommy Hilfiger Corp.. . . . . . . . . . .    104,000
 7,000   Warnaco Group, Inc. Class "A" . . . . . .    168,000
                                                   -----------
                                                      356,375
        AUTO PARTS-ORIGINAL
        EQUIPMENT (0.2%)
 8,000  *Intermet Corp.. . . . . . . . . . . . . .     90,000

        BANK (0.2%)
 8,000  *D & N Financial Corp. . . . . . . . . . .     92,000

        BEVERAGE-ALCOHOLIC (0.8%)
14,000  *Mondavi (Robert) Corp. (The)
          Class "A". . . . . . . . . . . . . . . .    357,000

        BROADCASTING/CABLE TV (1.1%)
 2,300  *Clear Channel Communications, Inc.. . . .    174,225
 3,500   TCA Cable TV, Inc.. . . . . . . . . . . .    100,625
 3,936  *Viacom, Inc. Class "B". . . . . . . . . .    195,816
                                                   -----------
                                                      470,666
        BUILDING MATERIALS (0.5%)
 7,000  *Manville Corp.. . . . . . . . . . . . . .     91,875
 6,000  *NCI Building Systems, Inc.. . . . . . . .    141,000
                                                   -----------
                                                      232,875
        CHEMICAL-DIVERSIFIED (0.5%)
 2,300   Norsk Hydro A. S. (ADR) . . . . . . . . .     99,188
 2,000   Potash Corp. of Saskatchewan, Inc.. . . .    124,500
                                                   -----------
                                                      223,688
        CHEMICAL-SPECIALTY (1.4%)
 5,200   Cambrex Corp. . . . . . . . . . . . . . .    209,300
 3,000   Engelhard Corp. . . . . . . . . . . . . .     76,125
 3,400   Praxair, Inc. . . . . . . . . . . . . . .     90,950
 5,000   Sigma-Aldrich Corp. . . . . . . . . . . .    242,500
                                                   -----------
                                                      618,875
        COMPUTER &
        PERIPHERALS (1.8%)
 5,000  *Auspex Systems, Inc.. . . . . . . . . . .     78,125
10,000  *Computervision Corp.. . . . . . . . . . .    121,250
 2,700   International Business
          Machines Corp. . . . . . . . . . . . . .    254,812
 5,000  *Mentor Graphics Corp. . . . . . . . . . .    104,375
 6,000  *Microcom, Inc.. . . . . . . . . . . . . .    113,250
 3,000  *SCI Systems, Inc. . . . . . . . . . . . .    103,500
                                                   -----------
                                                      775,312
        COMPUTER SOFTWARE
        & SERVICES (5.1%)
 2,500  *Active Voice Corp.. . . . . . . . . . . .     70,937
 6,000  *American Business Information, Inc. . . .    121,500
13,000  *Borland International, Inc. . . . . . . .    190,125
 2,500  *Cadence Design Systems, Inc.. . . . . . .     98,125
 4,600  *Ceridian Corp.. . . . . . . . . . . . . .    204,125
 2,100   Computer Associates International, Inc. .     88,725
 3,500  *Computer Horizons Corp. . . . . . . . . .     70,000
 3,000  *Comshare, Inc.. . . . . . . . . . . . . .     87,750
 5,000  *Comverse Technology, Inc. . . . . . . . .    108,750
 6,000  *Consilium, Inc. . . . . . . . . . . . . .     81,750
 8,000  *Hogan Systems, Inc. . . . . . . . . . . .     80,000
 8,000   MDL Information Systems, Inc. . . . . . .    149,000
14,250   National Data Corp. . . . . . . . . . . .    382,969
 7,000  *NetManage, Inc. . . . . . . . . . . . . .    166,250
 3,000  *Network General Corp. . . . . . . . . . .    123,750
 4,000  *Sterling Software Inc.. . . . . . . . . .    182,000
                                                   -----------
                                                    2,205,756


                                        4




 Shares                                              Value
--------------------------------------------------------------------

        DIVERSIFIED COMPANIES (1.9%)
 4,600   Anixter International, Inc. . . . . . . . $  190,325
 3,200   Blount, Inc. Class "A". . . . . . . . . .    152,400
 3,000   Crane Co. . . . . . . . . . . . . . . . .    103,500
 3,800   Danaher Corp. . . . . . . . . . . . . . .    124,450
 3,800   Kysor Industrial Corp.. . . . . . . . . .     82,650
 6,700   Valmont Industries, Inc.. . . . . . . . .    162,475
                                                   -----------
                                                      815,800
        DRUG (1.4%)
15,000  *AutoImmune, Inc.. . . . . . . . . . . . .    234,375
10,000  *Gilead Sciences, Inc. . . . . . . . . . .    220,000
 2,600   Pfizer, Inc.. . . . . . . . . . . . . . .    138,775
                                                   -----------
                                                      593,150
        DRUGSTORE (0.3%)
 3,000   Medicine Shoppe International, Inc. . . .    132,750

        ELECTRICAL EQUIPMENT (0.6%)
 3,000  *Charter Power Systems, Inc. . . . . . . .     84,000
 5,200   Measurex Corp.. . . . . . . . . . . . . .    178,100
                                                   -----------
                                                      262,100
        ELECTRONICS (2.3%)
 6,000  *Cable Design Technologies Corp. . . . . .    180,000
 5,000  *Electromagnetic Sciences, Inc.. . . . . .     57,500
 2,750   Molex, Inc. . . . . . . . . . . . . . . .     99,687
 4,800  *Rogers Corp.. . . . . . . . . . . . . . .    115,200
 5,100  *Symbol Technologies, Inc. . . . . . . . .    168,938
 4,000   Telxon Corp.. . . . . . . . . . . . . . .     95,500
 6,270  *Vishay Intertechnology, Inc.. . . . . . .    263,340
                                                   -----------
                                                      980,165
        ENVIRONMENTAL (1.8%)
 3,300   Browning-Ferris Industries, Inc.. . . . .    100,238
 5,000  *Republic Waste Industries, Inc. . . . . .    115,625
12,000  *Sanifill, Inc.. . . . . . . . . . . . . .    393,000
 4,000  *United Waste Systems, Inc.. . . . . . . .    167,000
                                                   -----------
                                                      775,863
        FINANCIAL SERVICES (2.1%)
 5,650  *CUC International, Inc. . . . . . . . . .    197,044
 4,000  *Comdata Holdings Corp.. . . . . . . . . .     97,500
 2,000  *Credit Acceptance Corp. . . . . . . . . .     54,000
10,000  *Data Broadcasting Corp. . . . . . . . . .     76,875
 2,000   Household International, Inc. . . . . . .    124,000
 1,000   Loews Corp. . . . . . . . . . . . . . . .    145,500
 4,000   Travelers Group, Inc. . . . . . . . . . .    212,500
                                                   -----------
                                                      907,419
        FOOD PROCESSING (0.6%)
 3,200   IBP, Inc. . . . . . . . . . . . . . . . .    170,800
 4,000   Interstate Bakeries Corp. . . . . . . . .     84,500
                                                   -----------
                                                      255,300
        FOOD WHOLESALERS (0.3%)
 3,000  *General Nutrition Companies, Inc. . . . .    136,500

        FOREIGN ELECTRONICS/
        ENTERTAINMENT (0.5%)
 4,000   Philips Electronics N.V. (N.Y. Shares). .    195,000

        FOREIGN TELECOMMUNICATIONS
        (0.2%)
 1,500   Telecom Corp. of
         New Zealand Ltd. (ADR). . . . . . . . . .     92,625

        GROCERY (0.5%)
 4,700   *Safeway, Inc.. . . . . . . . . . . . . .    196,225

        HEALTHCARE INFORMATION
        SYSTEMS (1.1%)
 3,300  *Cerner Corp.. . . . . . . . . . . . . . .    113,025
 3,300   HBO & Co. . . . . . . . . . . . . . . . .    206,250
 3,000  *Medic Computer Systems, Inc.. . . . . . .    152,250
                                                   -----------
                                                      471,525
        HOTEL/GAMING (2.1%)
 9,000  *Bally Entertainment Corp. . . . . . . . .     97,875
 4,000  *Circus Circus Enterprises, Inc. . . . . .    112,000
 8,000  *HFS Inc.. . . . . . . . . . . . . . . . .    419,000
 2,500   La Quinta Inns, Inc.. . . . . . . . . . .     70,000
 5,800  *Mirage Resorts, Inc.. . . . . . . . . . .    190,675
                                                   -----------
                                                      889,550
        HOUSEHOLD PRODUCTS (0.2%)
 5,600   Oneida Ltd. . . . . . . . . . . . . . . .     91,000


                                        5



 Shares                                              Value
--------------------------------------------------------------------

        INDUSTRIAL SERVICES (1.1%)
 2,500   Equifax, Inc. . . . . . . . . . . . . . . $  104,687
 6,000  *Primark Corp. . . . . . . . . . . . . . .    149,250
 5,000  *Volt Information Sciences, Inc. . . . . .    215,000
                                                   -----------
                                                      468,937
        INSURANCE-DIVERSIFIED (1.4%)
 7,800   American Bankers Insurance Group,
          Inc. . . . . . . . . . . . . . . . . . .    290,550
 1,000  *CNA Financial Corp. . . . . . . . . . . .    106,000
 1,000  *Markel Corp.. . . . . . . . . . . . . . .     73,500
 7,000   US Facilities Corp. . . . . . . . . . . .    140,875
                                                   -----------
                                                      610,925
        INVESTMENT COMPANY-
        DOMESTIC (0.3%)
 4,500  *Mercer International, Inc. (SBI). . . . .    112,500

        MACHINE TOOL (0.7%)
 4,400   Acme-Cleveland Corp.. . . . . . . . . . .    117,700
 5,500   Gleason Corp. . . . . . . . . . . . . . .    180,125
                                                   -----------
                                                      297,825
        MACHINERY (1.6%)
 3,000   Albany International Corp. Class "A". . .     70,125
 3,100   Applied Power Inc. Class "A". . . . . . .     99,200
 5,200   Dover Corp. . . . . . . . . . . . . . . .    198,900
 4,000   Duriron Company, Inc. . . . . . . . . . .    117,000
 1,200   Graco, Inc. . . . . . . . . . . . . . . .     40,950
 4,300   IDEX Corp.. . . . . . . . . . . . . . . .    153,725
                                                   -----------
                                                      679,900
        MACHINERY-CONSTRUCTION
        & MINING (0.5%)
 6,000  *INDRESCO, Inc.. . . . . . . . . . . . . .    107,250
 2,000   JLG Industries, Inc.. . . . . . . . . . .     90,000
                                                   -----------
                                                      197,250
        MANUFACTURED HOUSING/
        RECREATIONAL VEHICLES (0.9%)
 6,400  *Champion Enterprises, Inc.. . . . . . . .    127,200
11,700   Clayton Homes, Inc. . . . . . . . . . . .    277,875
                                                   -----------
                                                      405,075
        MARITIME (0.7%)
11,000  *Avondale Industries Inc.. . . . . . . . .    171,875
 4,500   Stolt-Nielsen S.A.. . . . . . . . . . . .    144,000
                                                   -----------
                                                      315,875
        MEDICAL SERVICES (0.3%)
 3,400  *Renal Treatment Centers, Inc. . . . . . .    125,800

        MEDICAL SUPPLIES (6.1%)
 9,900  *Bio-Rad Laboratories, Inc. Class "A". . .    398,475
 4,200  *Boston Scientific Corp. . . . . . . . . .    179,025
 3,800   Cardinal Health, Inc. . . . . . . . . . .    210,425
 6,000  *Conmed Corp.. . . . . . . . . . . . . . .    196,500
 2,300  *Cordis Corp.. . . . . . . . . . . . . . .    194,925
 3,400   Invacare Corp.. . . . . . . . . . . . . .    163,200
 2,200   Johnson & Johnson . . . . . . . . . . . .    163,075
 5,600   Medtronic Inc.. . . . . . . . . . . . . .    301,000
 4,000   Meridian Diagnostics, Inc.. . . . . . . .     48,500
 4,280  *Nellcor Puritan-Bennett, Inc. . . . . . .    212,930
 6,000  *St. Jude Medical, Inc.. . . . . . . . . .    379,500
12,000  *Utah Medical Products, Inc. . . . . . . .    192,000
                                                   -----------
                                                    2,639,555
        METAL FABRICATING (0.8%)
 8,000   Allied Products Corp. . . . . . . . . . .    171,000
 4,000  *SPS Technologies, Inc.. . . . . . . . . .    156,000
                                                   -----------
                                                      327,000
        NATURAL GAS-DIVERSIFIED (0.3%)
 3,000   Williams Companies, Inc.. . . . . . . . .    117,000

        NEWSPAPER (0.6%)
10,000   New York Times Co. Class "A". . . . . . .    273,750

        OILFIELD SERVICES/
        EQUIPMENT (1.2%)
15,000  *Global Marine Inc.. . . . . . . . . . . .    106,875
 3,800   Halliburton Co. . . . . . . . . . . . . .    158,650
 9,000  *Pride Petroleum Services, Inc.. . . . . .     90,000
10,000  *Smith International, Inc. . . . . . . . .    173,750
                                                   -----------
                                                      529,275


                                        6



 Shares                                              Value
--------------------------------------------------------------------

        PACKAGING & CONTAINER (0.2%)
 1,500  *Sealed Air Corp.. . . . . . . . . . . . . $   82,688

        PAPER & FOREST
        PRODUCTS (0.4%)
   500  *Crown Vantage Inc.. . . . . . . . . . . .     11,125
 5,000   James River Corp. of Virginia . . . . . .    160,000
                                                   -----------
                                                      171,125
        PETROLEUM-INTEGRATED (0.5%)
 10,000  USX-Marathon Group. . . . . . . . . . . .    197,500

        PRECISION INSTRUMENT (3.2%)
 3,300  *Coherent, Inc.. . . . . . . . . . . . . .    120,450
 3,200  *Dionex Corp.. . . . . . . . . . . . . . .    167,200
 3,500  *Esterline Technologies Corp.. . . . . . .     95,812
 5,000   Innovex Inc.. . . . . . . . . . . . . . .    109,375
 2,000  *Kronos, Inc.. . . . . . . . . . . . . . .     92,500
45,000  *LTX Corp. . . . . . . . . . . . . . . . .    568,125
 3,200   Pacific Scientific Co.. . . . . . . . . .     77,200
 3,000  *Robotic Vision Systems, Inc.. . . . . . .     69,750
 1,500   Tektronix, Inc. . . . . . . . . . . . . .     88,500
                                                   -----------
                                                    1,388,912
        PUBLISHING (0.6%)
 4,000   Cadmus Communications Corp. . . . . . . .    100,000
 4,000  *Devon Group, Inc. . . . . . . . . . . . .    173,000
                                                   -----------
                                                      273,000
        RECREATION (1.2%)
 3,500  *Custom Chrome, Inc. . . . . . . . . . . .     79,188
 4,000   Disney (Walt) Co. . . . . . . . . . . . .    229,500
 2,400   Harman International Industries, Inc. . .    117,600
 4,000  *Quiksilver Inc. . . . . . . . . . . . . .    108,500
                                                   -----------
                                                      534,788
        RESTAURANT (0.6%)
 4,000  *Longhorn Steaks, Inc. . . . . . . . . . .     71,000
 4,000  *Papa John's International, Inc. . . . . .    180,000
                                                   -----------
                                                      251,000
        RETAIL-SPECIAL LINES (0.5%)
 7,100  *Fabri-Centers of America, Inc.
          Class "A". . . . . . . . . . . . . . . .    109,162
 7,100  *Fabri-Centers of America, Inc.
          Class "B". . . . . . . . . . . . . . . .     86,975
                                                   -----------
                                                      196,137
        RETAIL BUILDING SUPPLY (0.1%)
 2,000  *Central Sprinkler Corp. . . . . . . . . .     61,500

        SHOE (1.5%)
10,000  *Just For Feet, Inc. . . . . . . . . . . .    307,500
 1,500   NIKE, Inc. Class "B". . . . . . . . . . .    166,688
 6,200   Wolverine World Wide, Inc.. . . . . . . .    169,725
                                                   -----------
                                                      643,913
        STEEL-GENERAL (0.1%)
 2,000   Castle (A.M.) & Co. . . . . . . . . . . .     44,500

        TELECOMMUNICATIONS
        EQUIPMENT (1.8%)
 4,000  *Aspect Telecommunications Corp. . . . . .    108,000
13,000  *Colonial Data Technologies Corp.. . . . .    240,500
 2,000  *Glenayre Technologies, Inc. . . . . . . .    144,000
 4,000  *InterVoice, Inc.. . . . . . . . . . . . .     91,500
 2,000  *U.S. Robotics Corp. . . . . . . . . . . .    170,500
                                                   -----------
                                                      754,500
        TELECOMMUNICATIONS
        SERVICE (2.0%)
 5,000   Cincinnati Bell Inc.. . . . . . . . . . .    135,000
15,000  *EIS International, Inc. . . . . . . . . .    268,125
14,000  *WorldCom, Inc.. . . . . . . . . . . . . .    449,750
                                                   -----------
                                                      852,875
        THRIFT (0.7%)
 4,000   Charter One Financial, Inc. . . . . . . .    118,000
 3,000   Leader Financial Corp.. . . . . . . . . .    103,875
 3,000  *St. Francis Capital Corp. . . . . . . . .     68,250
                                                   -----------
                                                      290,125


                                        7


VALUE LINE ASSET ALLOCATION FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------


   Shares or
 Principal Amount                                    Value
--------------------------------------------------------------------

        TOBACCO (0.5%)
 5,000  *Culbro Corp.. . . . . . . . . . . . .     $  201,250

        TRUCKING/TRANSPORTATION
        LEASING (0.2%)
 2,000   XTRA Corp.. . . . . . . . . . . . . . . .     88,750
                                                   -----------

        TOTAL COMMON STOCKS
        (Cost $22,785,435) . . . . . . . . . . . . 26,859,049
                                                   -----------

U.S. GOVERNMENT OBLIGATIONS (6.2%)
$2,000,000  United States Treasury
              Bonds 7.25%, 8/15/22 . . . . . . . .  2,150,000
   500,000  United States Treasury
              Notes 6.75%, 5/31/99 . . . . . . . .    512,500
                                                   -----------

            TOTAL U.S. GOVERNMENT
            OBLIGATIONS
            (Cost $2,588,878). . . . . . . . . . .  2,662,500
                                                   -----------

            TOTAL INVESTMENT
            SECURITIES (68.7%)
            (Cost $25,374,313) . . . . . . . . . . 29,521,549
                                                   -----------


REPURCHASE AGREEMENTS (29.8%)
       (INCLUDING ACCRUED INTEREST)

$6,800,000  Collateralized by $7,035,000 U.S.
             Treasury Bills due 12/28/95, with
             a value of $6,943,344. (With First
             Chicago Capital Markets, Inc., 6.30%
             dated 9/29/95, due 10/2/95, delivery
             value $6,803,570.)  . . . . . . . . .  6,802,380


 Principal Amount                                    Value
--------------------------------------------------------------------

$6,000,000  Collateralized by $5,670,000 U.S.
             Treasury Notes 7 3/4%, due
             2/15/01, with a value of
             $6,136,003. (With Morgan
             Stanley & Co., Inc., 6 1/4%,
             dated 9/29/95, due 10/2/95,
             delivery value $6,003,125.) . . . . .$ 6,002,083
                                                   -----------


            TOTAL REPURCHASE
            AGREEMENTS
            (Cost $12,804,463) . . . . . . . . . . 12,804,463
                                                   -----------

EXCESS OF CASH AND OTHER
ASSETS OVER LIABILITIES (1.5%) . . . . . . . . . .    652,369
                                                   -----------

NET ASSETS (100%). . . . . . . . . . . . . . . . .$ 42,978,381
                                                   -----------
                                                   -----------


NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING
SHARE ($42,978,381 4 3,109,160
SHARES OUTSTANDING). . . . . . . . . . . . . . . .$      13.82
                                                   -----------
                                                   -----------



* NON-INCOME PRODUCING

                                             SEE NOTES TO FINANCIAL STATMENTS

VALUE LINE ASSET ALLOCATION FUND, INC.
STATEMENT OF ASSETS
AND LIABILITIES
AT SEPTEMBER 30, 1995 (UNAUDITED)
--------------------------------------------------------------------

ASSETS:
  Investment securities, at value
    (Cost-$25,374,313) . . . . . . . . . . . . . .   $ 29,521,549
  Short-term investments
    (Cost-$12,804,463) . . . . . . . . . . . . . .     12,804,463
  Cash . . . . . . . . . . . . . . . . . . . . . .            836
  Receivable for securities sold . . . . . . . . .      1,236,589
  Deferred organization costs (note 2) . . . . . .         37,986
  Dividends and interest receivable  . . . . . . .         38,700
  Receivable for capital shares sold . . . . . . .         28,730
                                                     -------------
    TOTAL ASSETS . . . . . . . . . . . . . . . . .     43,668,853
                                                     -------------

LIABILITIES:
  Payable for securities purchased . . . . . . . .        555,250
  Payable for capital shares redeemed. . . . . . .         68,777
  Accrued expenses:
   Advisory fee payable. . . . . . . . . . . . . .         22,646
   Plan fees payable . . . . . . . . . . . . . . .          8,710
   Other . . . . . . . . . . . . . . . . . . . . .         35,089
                                                     -------------
     TOTAL LIABILITIES . . . . . . . . . . . . . .        690,472
                                                     -------------

NET ASSETS:
  Capital stock, at $.001 par value (authorized
   300,000,000, outstanding 3,109,160
   shares) . . . . . . . . . . . . . . . . . . . .          3,109
  Additional paid-in capital . . . . . . . . . . .     34,476,573
  Undistributed investment income-net. . . . . . .        255,311
  Accumulated net realized gain
   on investments. . . . . . . . . . . . . . . . .      4,096,152
  Unrealized net appreciation of
   investments . . . . . . . . . . . . . . . . . .      4,147,236
                                                     -------------
     NET ASSETS. . . . . . . . . . . . . . . . . .   $ 42,978,381
                                                     -------------
                                                     -------------

     NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER
     OUTSTANDING SHARE ($42,978,381 DIVIDED BY
     3,109,160 SHARES OUTSTANDING). . . . . . . .    $      13.82
                                                     -------------
                                                     -------------


                                 SEE NOTES TO FINANCIAL STATEMENTS


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 1995 (UNAUDITED)
--------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income. . . . . . . . . . . . . . . . .   $    338,545
  Dividend income (net of foreign
   withholding tax of $463). . . . . . . . . . . .         80,936
                                                     -------------
      TOTAL INCOME . . . . . . . . . . . . . . . .        419,481
                                                     -------------
EXPENSES:
  Advisory fee . . . . . . . . . . . . . . . . . .        110,096
  Service and distribution plan fee  . . . . . . .         42,345
  Custodian fees . . . . . . . . . . . . . . . . .         21,053
  Auditing and legal fees. . . . . . . . . . . . .         20,448
  Accounting & bookkeeping expense . . . . . . . .         16,200
  Registration and filing fees . . . . . . . . . .         15,501
  Directors' fees and expenses . . . . . . . . . .         15,379
  Printing . . . . . . . . . . . . . . . . . . . .          8,633
  Amortization of deferred organization
   costs (note 2). . . . . . . . . . . . . . . . .          6,529
  Insurance, dues, and other . . . . . . . . . . .            632
                                                     -------------
      TOTAL EXPENSES . . . . . . . . . . . . . . .        256,816
                                                     -------------
INVESTMENT INCOME--NET . . . . . . . . . . . .            162,665
                                                     -------------

REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS--NET:

       Realized Gain-Net . . . . . . . . . . . . .      3,764,193

       Change in Unrealized Appreciation . . . . .      2,097,606
                                                     -------------

NET REALIZED GAIN AND NET UNREALIZED
    APPRECIATION OF INVESTMENTS. . . . . . . . . .      5,861,799
                                                     -------------

NET INCREASE IN NET ASSETS
    FROM OPERATIONS. . . . . . . . . . . . . . . .   $  6,024,464
                                                     -------------
                                                     -------------

                                 SEE NOTES TO FINANCIAL STATEMENTS

VALUE LINE ASSET ALLOCATION FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED),
AND FOR THE YEAR ENDED MARCH 31, 1995
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                       SEPTEMBER 30, 1995       YEAR ENDED
                                                           (UNAUDITED)        MARCH 31, 1995
                                                         --------------       --------------
OPERATIONS:
  Investment income-net. . . . . . . . . . . . . . . .    $    162,665        $    177,306
  Realized gain on investments-net . . . . . . . . . .       3,764,193             654,998
  Net unrealized appreciation  . . . . . . . . . . . .       2,097,606           1,970,422
                                                         --------------       --------------
  Net increase in net assets from operations                 6,024,464           2,802,726
                                                         --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Investment income-net. . . . . . . . . . . . . . . .          --                (116,050)
  Realized gains-net . . . . . . . . . . . . . . . . .          --                (206,890)
                                                         --------------       --------------
  Total distributions. . . . . . . . . . . . . . . . .          --                (322,940)
                                                         --------------       --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares . . . . . . . . . .      11,155,095           4,879,999
  Net proceeds from reinvestment of distributions
   to shareholders . . . . . . . . . . . . . . . . . .          --                 321,433
  Cost of shares repurchased . . . . . . . . . . . . .        (373,470)           (497,439)
                                                         --------------       --------------
  Increase from capital share transactions . . . . . .      10,781,625           4,703,993
                                                         --------------       --------------

TOTAL INCREASE . . . . . . . . . . . . . . . . . . . .      16,806,089           7,183,779

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . .      26,172,292          18,988,513
                                                         --------------       --------------
  End of period. . . . . . . . . . . . . . . . . . . .    $ 42,978,381         $26,172,292
                                                         --------------       --------------
                                                         --------------       --------------

Undistributed investment income-net at end of period .    $    255,311         $    92,646
                                                         --------------       --------------
                                                         --------------       --------------

                                               SEE NOTES TO FINANCIAL STATEMENTS

VALUE LINE ASSET ALLOCATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2. ORGANIZATION COSTS
Costs of $66,040 incurred in connection with the Fund's organization and initial registration have been deferred and are being amortized over 60 months, beginning at the commencement of operations of the Fund. In the event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro-rata portion of any unamortized, deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

VALUE LINE ASSET ALLOCATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock were as follows:

                                           SIX MONTHS ENDED
                                              SEPTEMBER 30,
                                                 1995         YEAR ENDED
                                              (UNAUDITED)   MARCH 31, 1995
                                              ----------      ------------
Shares sold. . . . . . . . . . . . . . .        878,682        443,662
Shares issued in reinvestment
 of dividends and distributions. . . . .            --          30,238
                                              ----------     ----------
                                                878,682        473,900

Shares repurchased . . . . . . . . . . .         28,931         45,595
                                              ----------     ----------
Net increase . . . . . . . . . . . . . .        849,751        428,305
                                              ----------     ----------
                                              ----------     ----------

4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term investments, were as follows:
                                            SIX MONTHS
                                               ENDED
                                         SEPTEMBER 30, 1995
                                            (UNAUDITED)
                                         ------------------
PURCHASES:
 Investment Securities . . . . . . . . . $   32,190,315
                                         ------------------
                                         ------------------

SALES:
 Investment Securities . . . . . . . . . $   30,962,925
                                         ------------------
                                         ------------------


At September 30, 1995, the aggregate cost of investment securities and repurchase agreement for Federal income-tax purposes was $38,179,457. The aggregate appreciation and depreciation of investments at September 30, 1995, based on a comparison of investment values and their costs for federal income-tax purposes, was $4,445,302 and $298,747, respectively, resulting in a net appreciation of $4,146,555.

5. ADVISORY FEES, SERVICE AND DISTRIBUTION
   PLAN FEES, AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $110,096 was paid or payable to Value Line, Inc. the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 1995. The fee was computed at the rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses in its organization and operation. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund sells its shares, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded.

A fee of $2,880 for printing services was paid or payable to the Adviser for the six months ended September 30, 1995.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing, and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. In the six months ended September 30, 1995, fees amounting to $42,345 were paid or payable under this Plan.

Certain officers and directors of the Adviser and the Distributor are also officers and a director of the Fund. During the six months ended September 30, 1995, the Fund paid brokerage commissions totalling $31,485 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 1995, the Adviser and/or affiliated companies owned 2,687,213 shares of the Fund's capital stock, representing 86.4% of the outstanding shares. In addition, certain officers and directors of the Fund owned 224,025 shares of capital stock, representing 7.2% of the outstanding shares.

VALUE LINE ASSET ALLOCATION FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                   SIX MONTHS                    AUGUST 24, 1993
                                                                      ENDED                      (COMMENCEMENT
                                                              SEPTEMBER 30, 1995   YEAR ENDED    OF OPERATIONS) TO
                                                                   (UNAUDITED)   MARCH 31, 1995   MARCH 31, 1994
                                                                ---------------- --------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .                $11.58         $10.37         $10.00
                                                                ---------------- --------------   --------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . .                   .05           .08             .06(1)
  Net gains or losses on securities
  (both realized and unrealized) . . . . . . . . . . .                  2.19          1.30             .35
                                                                ---------------- --------------   --------------

  Total from investment operations . . . . . . . . . .                  2.24          1.38             .41
                                                                ---------------- --------------   --------------

LESS DISTRIBUTIONS:
  Dividends from net investment income . . . . . . . .                   --          ( .06)           (.04)
  Distributions from capital gains . . . . . . . . . .                   --          ( .11)             --
                                                                ---------------- --------------   --------------
   Total distributions . . . . . . . . . . . . . . . .                   --          ( .17)           (.04)
                                                                ---------------- --------------   --------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .                $13.82        $11.58          $10.37
                                                                ---------------- --------------   --------------
                                                                ---------------- --------------   --------------

TOTAL RETURN . . . . . . . . . . . . . . . . . . . . .                 19.34%+       13.47%           4.15%+
                                                                ---------------- --------------   --------------
                                                                ---------------- --------------   --------------

RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (in thousands). . . . . . . .               $42,978       $26,172         $18,989
Ratio of operating expenses to average net assets. . .                  1.50%*        1.76%           0.47%*(1)(2)
Ratio of net investment income to average net assets .                   .95%*         .85%           1.10%*(1)(2)
Portfolio turnover rate. . . . . . . . . . . . . . . .                   121%+         211             108%


(1)Net of expense reimbursement and fees waived by the Adviser. Had these expenses been fully paid by the Fund, net investment loss per share would have been $(.02), ratio of expenses to average net assets would be 2.24%*, and ratio of net investment loss to average net assets would be (0.67%)*.

(2)Due to the reimbursement of expenses and waiver of fees by the Adviser and the short period covered by this report, data are not indicative of future periods.

+  Not annualized.
*  Annualized.


                                              SEE NOTES TO FINANCIAL STATEMENTS.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations." No consideration is given to achieving current income.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS'S sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking
System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City, and federal income taxes while avoiding undue risk to principal.

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds, and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1992 -- VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing primarily in a diversified portfolio of debt securities.

1993 -- VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds, and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

--------------------------------------------------------------------------------
*ONLY AVAILABLE THROUGH THE PURCHASE OF THE GUARDIAN INVESTOR, A TAX-DEFERRED, VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891, OR CALL 1-800-223-0818,
24 HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                       16